Employee Benefits (Tables)	1 Months Ended
Jun. 30, 2018
Successor [Member]
Schedule of Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost were as follows (in thousands):

	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	Period from June 7 to June 30, 2018	Period from April 1 to June 6	Period from January 1 to June 6	Period from April 1 to June 30	Period from January 1 to June 30
Service cost	$189	$347	$866	$491	$982
Interest cost	30	67	168	101	202
Gain or loss component	(11)	188	375	203	406
Total net periodic benefit cost	$208	$602	$1,409	$795	$1,590